Consolidated Statements of Changes in Equity (USD $) In Millions		Total		Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Non- Controlling Interest
Beginning balance (Scenario, Previously Reported [Member]) (Cumulative effect of accounting changes, net of DAC tax)		$ (1,356)				$ (221)	$ (1,135)
Beginning balance at Dec. 31, 2008 (Scenario, Previously Reported [Member])		3,243		6	6,157	(4,531)	1,446	165
Beginning balance (Cumulative effect of accounting changes, net of DAC tax)						(477)	477
Beginning balance at Dec. 31, 2008		1,887		6	6,157	(4,752)	311	165
Capital contributions from parent (1)	[1]	2,300			2,300
Dividends declared		(38)					(38)
Change in noncontrolling interest ownership		(114)						(114)
Net income (loss)		(1,853)					(1,863)	10
Total other comprehensive income		3,159	[2]			3,159
Ending balance (Scenario, Previously Reported [Member]) (Cumulative effect of accounting changes, net of DAC tax)		26				175	(149)
Ending balance at Dec. 31, 2009		5,341		6	8,457	(2,070)	(1,113)	61
Capital contributions from parent (1)		(192)			(192)
Dividends declared		1					1
Change in noncontrolling interest ownership		(69)						(69)
Net income (loss)		707					699	8
Total other comprehensive income		1,573	[2]			1,573
Ending balance at Dec. 31, 2010		7,387		6	8,265	(322)	(562)	0
Capital contributions from parent (1)		6			6
Dividends declared		(1)					(1)
Net income (loss)		244					244
Total other comprehensive income		1,275	[2]			1,275
Ending balance at Dec. 31, 2011		$ 8,911		$ 6	$ 8,271	$ 953	$ (319)	$ 0

[1]	For the year ended December 31, 2009, the Company received $2.1 billion in capital contributions from its parent and returned capital of $700 to its parent. The Company received noncash capital contributions of $887 as a result of valuations associated with the October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 of the Notes to Consolidated Financial Statements.
[2]	Net change in unrealized capital gain on securities is reflected net of tax benefit and other items of $636, $(793) and $(1,804) for the years ended December 31, 2011, 2010 and 2009, respectively. Net gain (loss) on cash flow hedging instruments is net of tax provision (benefit) of $(55), $(63) and $157 for the years ended December 31, 2011, 2010 and 2009, respectively. There is no tax effect on cumulative translation adjustments.